Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 600	$ 564
Fair value of plan assets	0	0
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	568	525
Fair value of plan assets	$ 0	$ 0